Scope of consolidation - Magneti Marelli - discontinued operations (Details) - EUR (€) € in Millions	3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2019	May 02, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Net revenues			€ 86,676	€ 108,187	€ 110,412
Net financial expenses			988	1,005	1,056
Profit before taxes			1,356	4,021	4,108
Tax expense			1,332	1,321	778
Profit from discontinued operations, net of tax			0	3,930	302
Interest expense on lease liabilities			€ 94	88	€ 0
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net revenues		€ 1,657		4,998
Expense		1,447		4,493
Net financial expenses		5		85
Profit before taxes		205		420
Tax expense		44		118
Profit (loss) after tax		161		302
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		3,771		0
Tax expense (income) relating to gain (loss) on discontinuance		2		0
Profit from discontinued operations, net of tax		3,930		€ 302
Lease expense for low-value assets		2
Tax participation exemption utilized		55
Impact of ceasing amortization and depreciation for discontinued operations, net of tax	€ 96	134
Impact of ceasing amortization and depreciation for discontinued operations, tax effect	€ 20	27
Interest expense on lease liabilities		5
Expense relating to short-term leases for which recognition exemption has been used		€ 6